General and administrative expenses (Details)	2 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Depreciation		$ 35,348	¥ 256,508	¥ 146,013
Total general and administrative expenses	$ 11,222	1,490,780	10,818,146	9,436,963
Selling, General and Administrative Expenses [Member]
DisclosureLineElements [Line Items]
Salaries and employee benefit		428,301	3,108,053	2,929,142
Service charge		638,849	4,635,935	3,402,078
Travel, Meals and Entertainment		51,480	373,576	850,851
Rental		252,536	1,832,580	1,185,443
Depreciation		21,999	159,642	127,339
Others		97,615	708,360	942,110
Total general and administrative expenses		$ 1,490,780	¥ 10,818,146	¥ 9,436,963